Operating Lease (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease [Abstract]
Schedule of Operating Lease
	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$

Short-term leases	50,570	100,530	112,726